Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 14, 2020	Dec. 31, 2019	Feb. 26, 2019
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest rate			100.00%
Other receivables				$ 16,856
Subsequent Event [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Cash consideration	$ 400,000
Yushu Kingo [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advance payment					$ 4,937,664
AGMClub and AGM Global [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Other receivables		$ 319		$ 16,537
Purchase Agreement [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest rate		100.00%